Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Line Items]
Weighted average discount rate	4.75%	4.75%
Weighted-average remaining lease term	3 years	1 year
Operating lease cost	$ 41	$ 234	$ 483
Short-term lease cost	12	85	27
Operating lease liabilities	42
Short-Term Debt [Member]
Lease [Line Items]
Operating lease liabilities	$ 70	$ 150	$ 484